Schedule of short-term loans (Details) (Paranthetical)			12 Months Ended
	Feb. 15, 2023	Aug. 21, 2019 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Aug. 21, 2019 SGD ($)
Promissory Note [Member]
Line of Credit Facility [Line Items]
Convertible promissory note			$ 60,000	$ 60,000
United Overseas Bank Limited [Member] | Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Loan borrow up amount		$ 593,208				$ 800,000
Loan interest rate		5.50%
Meng Dong James Tan [Member] | 8i Holdings Two Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Ownership percentage			10.00%	10.00%
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Interest Rate	15.00%		0.00%
Convertible promissory note			$ 170,000	$ 170,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member] | Settlement Agreement [Member]
Line of Credit Facility [Line Items]
Convertible promissory note			$ 100,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest Rate	15.00%